Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts					$ 311,610	$ 36,000
Goodwill impairment charge					$ 2,243,820
Goodwill to the sold assets	$ 1,349,681		$ 1,349,681
Estimated useful life	10 years		10 years		10 years
Impairment charges on intangible assets
Net loss from discontinued operations, net of tax		265,416	9,737,003	(1,143,432)	$ (2,390,235)	$ (6,403,330)
Impairment charges on long-lived assets
Contract liabilities	$ 230,020		$ 230,020		$ 80,819
Common stock equivalents outstanding (in Shares)	539,095		539,095		582,843	714,564
Common stock equivalents dilutive (in Shares)			109,485
Operating loss	$ (1,570,110)	$ (2,613,575)	$ (6,101,149)	(7,393,075)	$ (11,950,409)	$ (14,604,177)
Continuing operations			(8,453,637)	$ (5,600,718)	(5,311,684)	(7,575,231)
Working capital deficit			5,200,477		9,915,819
Warrant liabilities	117,120		117,120		833,615
Goodwill						$ 1,841,040
Estimated useful life					10 years	10 years
Intangible asset impairment charge					$ 438,374
Contract liabilities					162,614	539,667
Excess of provided insurance					37,752
Warrant liabilities	$ 921,422		$ 921,422		833,615
High Wire [Member]
Significant Accounting Policies [Line Items]
Owned percentage	80.00%		80.00%
Individual 3rd Party [Member]
Significant Accounting Policies [Line Items]
Owned percentage	20.00%		20.00%
Previously Reported [Member]
Significant Accounting Policies [Line Items]
Contract liabilities					162,614	539,667
Goodwill					$ 1,732,431
Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Derivative liability						$ 8,044,931
Customer Concentration Risk [Member] | United States of America [Member] | Revenue [Member]
Significant Accounting Policies [Line Items]
Customers risk, percentage					100.00%
Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 74,142		$ 74,142		$ 81,359
Related Party [Member]
Significant Accounting Policies [Line Items]
Operating loss			6,101,149
Continuing operations			(8,453,637)
HWN’s technology services [Member]
Significant Accounting Policies [Line Items]
Net loss from discontinued operations, net of tax	$ 121,826		$ 121,826
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Customers risk, percentage			15.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Significant Accounting Policies [Line Items]
Customers risk, percentage					5.00%	8.00%
Customer One [Member] | Customer Concentration Risk [Member] | Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Customers risk, percentage					51.00%
Customer One [Member] | Credit Concentration Risk [Member] | Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Customers risk, percentage						0.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Significant Accounting Policies [Line Items]
Customers risk, percentage					5.00%	8.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Customers risk, percentage					2.00%
Customer Two [Member] | Credit Concentration Risk [Member] | Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Customers risk, percentage						1.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Significant Accounting Policies [Line Items]
Customers risk, percentage					4.00%	6.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Customers risk, percentage					0.00%	1.00%